Fund Summary
Franklin Templeton Hard Currency Fund
Investment Goal
To protect against depreciation of the U.S. dollar relative to other currencies.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 28 in the Fund's Prospectus and under “Buying and Selling Shares” on page 48 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Templeton Hard Currency Fund	Class A		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.25%		none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	none
[1]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges - Class A" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Templeton Hard Currency Fund		Class A	Advisor Class
Management Fees (as a percentage of Assets)		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.28%	none
Other Expenses (as a percentage of Assets):		0.19%	0.19%
Acquired Fund Fees and Expenses		0.06%	0.06%
Expenses (as a percentage of Assets)		1.18%	0.90%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)	[1][2]	1.13%	0.85%
[1]	Management has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Templeton Hard Currency Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	338	587	855	1,623
Advisor Class	87	282	494	1,106

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

The portfolio turnover rate shown above does not include purchases and sales of securities or other instruments whose maturities or expiration dates at the time of purchase were one year or less. If these were included, the portfolio turnover rate would be higher.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in investments denominated in “hard currencies.” The Fund normally invests mainly in high-quality, short-term money market instruments and currency forward contracts denominated in foreign hard currencies.

“Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The Fund tries to expose 100% of its net assets to foreign currencies, but may do so by investing substantially in a combination of U.S. dollar-denominated securities and currency forward contracts or currency futures contracts (including currency index futures) (collectively, “currency contracts”). In making investments in foreign hard currencies and in instruments denominated in foreign hard currencies, the Fund focuses on countries and markets that historically have experienced low inflation rates and, in the investment manager’s opinion, follow economic policies favorable to continued low inflation rates and currency appreciation versus the U.S. dollar over the long term. The Fund may invest up to 20% of its net assets in instruments denominated in foreign currencies that do not meet all the criteria of hard currencies, including currencies issued by emerging market countries, but that the investment manager believes will appreciate versus the U.S. dollar over the long term.

Under normal market conditions, the Fund will not expose more than 50% of its total assets to any one foreign currency. The Fund is a non-diversified fund and therefore may invest a greater portion of its assets in the securities of one or more issuers than a diversified fund.

The Fund may also invest, from time to time, in currency contracts (including cross-currency forwards) to try to hedge (protect) against currency exchange rate fluctuations, or to generate income for the Fund, for example, by cross-hedging. The Fund does not, however, attempt to actively hedge its portfolio.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Currency

In general, the Fund’s investments go up in value when the U.S. dollar is weak (i.e., is losing value relative to other currencies in which the Fund is invested) or other currencies in which the Fund is invested are strong (i.e., are gaining value relative to the U.S. dollar), and the Fund’s net asset value will go down when the U.S. dollar is strong or other currencies in which the Fund is invested are weak. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Fund may also be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets.

Foreign Money Market Instruments

Investing in foreign money market instruments typically involves more risks than investing in money market instruments, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'10	11.81%
Worst Quarter:	Q3'11	-6.82%

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2013
Average Annual Total Returns Franklin Templeton Hard Currency Fund	Label	1 Year	5 Years	10 Years
J.P. Morgan 3-Month Global Cash Index		(0.04%)	2.21%	3.24%
Class A	Return Before Taxes	(5.48%)	1.63%	3.20%
Class A After Taxes on Distributions		(5.48%)	0.92%	1.90%
Class A After Taxes on Distributions and Sales		(3.10%)	1.02%	2.01%
Advisor Class		(3.10%)	2.37%	3.74%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.